Fair Value Measurements - Summary of Changes In Fair Value of Liabilities As Per Level 3 Input (Details) - Level 3	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2021	$ (93,258,003)
Issuance of Liabilities	(2,505,030)
Conversion of SAFE Notes to Common Stock	64,697,000
Net Realized Gain (Loss) on Conversion of Liabilities	25,375,657
Net Change in Unrealized Appreciation (Depreciation) on Liabilities	2,118,552
Balance as of December 31, 2022	(3,571,824)
SAFE Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2021	(88,351,247)
Issuance of Liabilities	(2,398,501)
Conversion of SAFE Notes to Common Stock	64,697,000
Net Realized Gain (Loss) on Conversion of Liabilities	25,375,657
Net Change in Unrealized Appreciation (Depreciation) on Liabilities	677,091
Balance as of December 31, 2022	0
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2021	(4,906,756)
Issuance of Liabilities	(106,529)
Net Change in Unrealized Appreciation (Depreciation) on Liabilities	1,441,461
Balance as of December 31, 2022	$ (3,571,824)